CapLease Acquisition - Narrative (Details) (USD $)	0 Months Ended	12 Months Ended
	Nov. 05, 2013	Dec. 31, 2013
Business Acquisition [Line Items]
Cash	$ 920,700,000
CapLease [Member]
Business Acquisition [Line Items]
Cash	920,700,000
Real estate investments acquired	2,024,613,000
Below-market leases	57,058,000
Goodwill	102,419,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		28,500,000
Revenues		$ (5,800,000)